Computer Software, Net (Tables)	12 Months Ended
Dec. 31, 2016
Amortization Expense Related to Computer Software

(in thousands)	2016	2015	2014
Amortization expense related to:
Licensed computer software	$45,655	41,823	36,775
Software development costs	26,478	22,740	25,248
Acquisition technology intangibles	26,217	16,734	19,683

Computer Software, Intangible Asset
Significant Components of Contract Acquisition Costs, Net of Accumulated Amortization

(in thousands)	2016	2015
Licensed computer software	$513,790	513,443
Software development costs	428,581	404,238
Acquisition technology intangibles	238,211	167,971
Total computer software	1,180,582	1,085,652
Less accumulated amortization:
Licensed computer software	315,591	282,563
Software development costs	307,190	287,863
Acquisition technology intangibles	134,613	110,156
Total accumulated amortization	757,394	680,582
Computer software, net	$423,188	405,070

Weighted Average Useful Life

Weighted Average Amortization Period (Yrs)
Licensed computer software	5.8
Software development costs	6.1
Acquisition technology intangibles	6.2
Total	6.0

Estimated Future Amortization Expense

(in thousands)	Licensed Computer Software	Software Development Costs	Acquisition Technology Intangibles
2017	$42,937	23,777	28,268
2018	34,142	18,225	25,793
2019	21,071	13,414	25,793
2020	17,010	9,646	20,134
2021	9,293	6,787	3,600